MERCHANDISE TRUSTS - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($) Securities	Dec. 31, 2019 USD ($) Security	Dec. 31, 2018 USD ($) Security
Merchandise Trusts
Schedule Of Available For Sale Securities [Line Items]
Percentage of VIE for cancellable state	52.60%		53.60%
Trust assets, fair value	$ 457,765		$ 523,865
Merchandise Trusts | Variable Interest Entity, Primary Beneficiary
Schedule Of Available For Sale Securities [Line Items]
Purchases of available for sale securities	13,200	$ 21,300	54,400	$ 117,700
Sales, maturities and paydowns of available for sale securities	11,100	9,100	38,100	109,500
Merchandise Trusts | Variable Interest Entity, Primary Beneficiary | Other Than Temporarily Impaired Securities
Schedule Of Available For Sale Securities [Line Items]
Trust assets, cost		91,900	178,200	285,500
Trust assets, fair value		89,600	172,200	256,900
Other than temporary impairments loss		$ 2,300	$ 6,100	$ 28,600
Number of securities that incurred other than temporary impairment losses		89	102	214
West Virginia Trust Receivable
Schedule Of Available For Sale Securities [Line Items]
Trust assets, fair value	8,600		$ 9,700	$ 8,700
West Virginia Trust Receivable | Merchandise Trusts
Schedule Of Available For Sale Securities [Line Items]
Trust assets, fair value	$ 8,591		$ 9,651